CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, shares issued	62,801,296	62,024,035		56,222,746
Common stock, shares outstanding	62,801,296	62,024,035		56,222,746
Tyme Technologies, Inc. and Subsidiaries [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized	300,000,000		300,000,000
Common stock, shares issued	172,206,894		172,200,644
Common stock, shares outstanding	172,206,894		172,200,644
Related party accounts payable	$ 153,000		$ 87,000